CONVERTIBLE PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended																			12 Months Ended
	Oct. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 CNY (¥) shares	Aug. 31, 2019 USD ($) shares	Aug. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2019 CNY (¥) shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) shares	May 31, 2018 USD ($) $ / shares shares	May 31, 2018 CNY (¥) shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2018 CNY (¥) shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 CNY (¥) shares	May 31, 2016	Nov. 30, 2015 USD ($) $ / shares shares	Nov. 30, 2015 CNY (¥) shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Series A1 Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash																		27,500,000	27,500,000
Shares issued, price per share | $ / shares																		$ 0.0086
Proceeds from issuance of convertible preferred stock																		$ 237	¥ 1,500
Payment of issuance costs | ¥																			¥ 0
Series A2 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash																28,750,000	28,750,000
Shares issued, price per share | $ / shares																$ 0.1200
Preferred shares redesigned from one class of shares to other class																3,750,000	3,750,000
Proceeds from issuance of redeemable convertible preferred stock																$ 3,000	¥ 18,851
Payment of issuance costs | ¥																	¥ 0
Temporary equity, stock split conversion ratio															5
Series A3 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash			8,144,384	8,144,384									275,076,555	275,076,555
Shares issued, price per share | $ / shares													$ 0.0530
Preferred shares redesigned from one class of shares to other class					27,155,688	27,155,688
Proceeds from issuance of redeemable convertible preferred stock			$ 431	¥ 3,038									$ 14,569	¥ 100,559						$ 436	¥ 3,038		¥ 100,559
Payment of issuance costs													$ 145	¥ 1,000									¥ 1,000
Series B1 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash											183,823,115	183,823,115
Shares issued, price per share | $ / shares											$ 0.3264
Proceeds from issuance of redeemable convertible preferred stock											$ 60,000	¥ 379,542										¥ 379,542
Payment of issuance costs											$ 1,214	¥ 8,091										8,091
Series B2 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash									141,000,686	141,000,686
Shares issued, price per share | $ / shares									$ 0.5039
Proceeds from issuance of redeemable convertible preferred stock									$ 50,000	¥ 321,040												321,040
Payment of issuance costs									$ 501	¥ 3,249												3,249
Shares issued upon conversion of convertible debt									41,777,981	41,777,981
Series C Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash							226,297,396	226,297,396
Shares issued, price per share | $ / shares							$ 1.1047
Preferred shares redesigned from one class of shares to other class					226,297,396	226,297,396
Proceeds from issuance of redeemable convertible preferred stock							$ 250,000	¥ 1,737,750														1,737,750
Payment of issuance costs							$ 1,000	¥ 6,800														¥ 6,800
Series C-1 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Preferred shares redesigned from one class of shares to other class					27,155,688	27,155,688
Series C-2 Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash					198,222,513	198,222,513
Shares issued, price per share | $ / shares					$ 1.1047
Preferred shares redesigned from one class of shares to other class					226,297,396	226,297,396
Proceeds from issuance of redeemable convertible preferred stock					$ 218,985	¥ 1,500,416														215,521	1,500,416
Payment of issuance costs						¥ 2,411														346	2,411
Series D Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash	136,474,737	136,474,737
Shares issued, price per share | $ / shares	$ 1.3922
Proceeds from issuance of redeemable convertible preferred stock	$ 190,000	¥ 1,343,758																		$ 193,019	¥ 1,343,758
Payment of issuance costs | ¥		¥ 7,053
Mr. Luo Shaohu | Series A2I Redeemable Convertible Preferred Shares
CONVERTIBLE PREFERRED SHARES
Shares issued for cash													16,967,466	16,967,466
Shares issued, price per share | $ / shares													$ 0.0420